Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash (used in) provided by: Operating activities:
Net loss for the year	$ (727)	$ (6,845)	$ (19,786)
Adjustments for:
Current income tax expense (recovery)	(32)		22
Deferred income tax expense (Note 6)			123
Impairment of property and equipment (Note 7)			95
Impairment of intangible assets (Note 8)			6,321
Revaluation of holdback receivable (Note 13)			3,623
Amortization of property and equipment (Note 7)	406	307	485
Amortization of intangible assets (Note 8)	2,739	2,466	1,438
Share-based compensation (Note 15(c))	135	317	417
Write-down of inventories (Note 6)	1,339	682	1,983
Change in fair value of contingent consideration (Note 4)	(1,803)
Finance (income) expense, net (Note 17)	525	(765)	(1,115)
Unrealized foreign exchange (gain) loss	(31)	(497)	362
Change in the following:
Accounts receivable	593	5,081	(318)
Inventories	471	723	(4,072)
Prepaid expenses	305	703	842
Other assets	99		78
Accounts payable and accrued liabilities	20	(3,802)	(4,992)
Interest received (paid), net	49	22	1,685
Income taxes paid (Note 16)		(306)	(477)
Royalties paid	(99)	(326)	(1,355)
Cash flows (used in) from operating activities	3,989	(2,240)	(14,641)
Investing activities:
Acquisition of Marley Drug, Inc, net of cash acquired (Note 4)		(7,238)
Investment in Sensible Medical (Note 9)			(6,337)
Receipt of holdback receivable funds (Note 13)			6,719
Redemptions of short-term investments			47,747
Repayment of holdback payable	(1,876)
Acquisition of property and equipment (Note 7)	(377)	(2)	(186)
Acquisition of intangible assets (Note 8)	(441)		(13,660)
Cash flows (used in) from investing activities	(2,694)	(7,240)	34,283
Financing activities:
Repurchase of common shares under substantial issuer bid (Note 15(b))			(26,139)
Repurchase of common shares under normal course issuer bid (Note 15(b))		(522)	(4,145)
Proceeds from exercise of stock options (Note 15(c))			20
Repayment of lease liability	(316)	(244)
Cash flows used in financing activities	(316)	(766)	(30,264)
Foreign exchange loss on cash held in foreign currency	(1)	(3)	(552)
(Decrease) increase in cash	978	(10,249)	(11,174)
Cash and cash equivalents, beginning of period	2,716	12,965	24,139
Cash and cash equivalents, end of period	$ 3,694	$ 2,716	$ 12,965